Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions																			12 Months Ended
	Nov. 16, 2017 MXN ($) $ / shares	Nov. 09, 2017 MXN ($) Security	Nov. 07, 2017 MXN ($) $ / shares	Aug. 15, 2017 MXN ($) $ / shares	Aug. 14, 2017 MXN ($) $ / shares	May 08, 2017 MXN ($)	May 02, 2017 MXN ($)	Apr. 25, 2017 MXN ($) $ / shares	Apr. 06, 2017 MXN ($) Security	Nov. 18, 2016 MXN ($) $ / shares	Aug. 25, 2016 MXN ($) $ / shares	May 09, 2016 MXN ($)	Apr. 26, 2016 $ / shares	Nov. 04, 2015 MXN ($) $ / shares	Sep. 30, 2015	Aug. 21, 2015 MXN ($) $ / shares	May 15, 2015 MXN ($)	Apr. 21, 2015 $ / shares	Dec. 31, 2017 MXN ($) Facility Airport	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 28, 2017 USD ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																			12
Percentage of common stock voting																					100.00%			85.00%
Description of the agreement																			In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions																			$ 15,938,359	$ 15,938,359
Description on concessions agreement term																			On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on such date
Concession agreement term																			The term of the concession is 50 years as from November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																			Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law
Participation percentage in stock exchanges																								100.00%
Description on maturity																			with monthly interest payments, for a term of 5 years
Dividend payment per share | $ / shares	$ 2.86		$ 2.86	$ 2.86	$ 2.86			$ 5.72		$ 1.79	$ 2.28		$ 4.07	$ 1.50		$ 1.82		$ 3.32
Dividend payment	$ 1,503,146		$ 1,503,146	$ 1,503,146	$ 1,503,146					$ 940,780	$ 1,198,312			$ 788,364		$ 956,547			$ 3,006,292
Capital reduction per share | $ / shares								$ 3.33					$ 3.33					$ 2.68
Capital reduction						$ 1,750,167		$ 1,750,167				$ 1,750,167					$ 1,408,542		$ 1,750,167	$ 1,750,167	$ 1,408,542
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Borrowings interest rate basis																			one month LIBOR plus 99 and 105 basis points
Nova Scotiabank And BBVA [Member] | Loan agreements [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Borrowings interest rate basis																			one-month LIBOR plus 285 basis points.
Scotiabank [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Payment of loan																						$ 40
GAP 17 long-term debt securities [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of debt securities issued | Security									15,000,000
Issuance of unsecured debt securities									$ 1,500,000
Description on interest rate term																			Interest will be payable every 28 days at a variable rate.
Borrowings interest rate basis																			TIIE-28 plus 49 basis points.
Description on maturity																			The principal payment will be made upon maturity, on March 31, 2022.
Debt securities GAP 17 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Issuance of unsecured debt securities							$ 1,500,000
Percentage of maturity							7.21%
GAP 17-2 debt securities [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of debt securities issued | Security		23,000,000
Issuance of unsecured debt securities		$ 2,300,000
Description on interest rate term																			Interest will be payable every 28 days at a variable rate.
Borrowings interest rate basis																			TIIE-28 plus 44 basis points.
Description on maturity																			The principal payment will be made upon maturity, on November 3, 2022.
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company															14.77%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions																			$ 15,938,359
Number of operate and develop airports | Airport																			12
Benefit from use of airport facilities term																			50 years
Percentage of tax to be paid																			5.00%	5.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of common stock voting																							100.00%
Percentage of stake by non controlling owners																			25.50%	25.50%	25.50%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																							100.00%
Transaction cost																							$ 192
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																			MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003.
Percentage of stake by the company																			74.50%
Percentage of stake by non controlling owners																			25.50%